Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Schedule of composition of income tax expenses (income)
	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Current tax expenses
Expenses for the current year	567	437	438
Adjustments for prior years	-	(28)	54
Total current tax expenses	567	409	492

Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	-	-	(54)
Reversal of temporary differences according to an assessment agreement	-	-	21
Creation and reversal of temporary differences	(209)	(33)	(112)
Total deferred tax expenses	(209)	(33)	(145)

Income tax expense	358	442	347

Schedule of reconciliation between the theoretical tax on the pre-tax income and the tax expense
	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Income before income tax	1,494	930	1,088
Statutory tax rate	26.5%	25%	24%
Income tax at the statutory tax rate	395	232	260

Changes in tax rate	-	67	-
Expenses not recognized for tax purposes	(13)	46	48
Adjusted tax calculated for the Company’s share in equity- accounted investees	(3)	1	-
Recognition of deferred tax assets which were not recognized on prior periods	(101)	-	-
Current year tax losses and benefits for which deferred taxes were not created	80	124	39
Taxes in respect of previous years	-	(28)	-
Income tax expenses	358	442	347

Schedule of recognized deferred tax assets and liabilities
	Property,
	plant
	equipment,		Carry-		Brand
	and	Employee	forward		Names and
	intangible	benefits	losses for		Customers
	assets*	plan	DBS	Others*	relationship	Total
	NIS	NIS	NIS	NIS	NIS	NIS
Balance of deferred tax asset (liability) as at December 31, 2015	(422)	208	1,419	184	(839)	550
Recognized in profit or loss	74	(26)	(231)	(75)	224	(34)
Recognized in equity	-	(4)	-	(98)	-	(102)

Balance of deferred tax assets (liability) as at December 31, 2016	(348)	178	1,188	11	(615)	414

Balance of deferred tax asset (liability) as at December 31, 2016	(348)	178	1,188	11	(615)	414

Recognized in profit or loss	25	(13)	(22)	28	127	145
Recognized in equity	-	-	-	1	-	1

Balance of deferred tax assets (liability) as at December 31, 2017	(323)	165	1,166	40	(488)	560

*	Reclassified